CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Total Parent company's interest	Capital	Capital Reserve	Treasury Stocks	Legal reserve	Tax Incentives Reserve	Investments and working capital reserve	Net income	Transactions with non-controlling interests without change of control	Gains and losses on net investment hedge	Gains and losses on financial instruments	Cumulative translation adjustment	Pension Plan	Long-term incentive plan	Non-controlling interests	Total
Balance at beginning of year at Dec. 31, 2022	R$ 46,116,194	R$ 19,249,181	R$ 11,597	R$ (179,995)	R$ 2,210,531	R$ 1,775,498	R$ 18,186,532		R$ (2,904,670)	R$ (9,079,070)	R$ (12,734)	R$ 16,725,542	R$ 80,117	R$ 53,665	R$ 181,999	R$ 46,298,193
Net income for the year	7,501,565							R$ 7,501,565							35,418	7,536,983
Other comprehensive income (loss) recognized in the year	(1,875,869)									247,924	783	(2,221,071)	96,495		(7,795)	(1,883,664)
Total comprehensive income (loss) recognized in the year	5,625,696							7,501,565		247,924	783	(2,221,071)	96,495		27,623	5,653,319
Increase in capital through capitalization of Retained earnings		966,162					(966,162)
Long-term incentive plan cost recognized in the year	80,390													80,390	47	80,437
Long-term incentive plan exercised during the year	36,333			29,813			6,520								17	36,350
Effect of interest changes in subsidiaries															(9,590)	(9,590)
Dividend in excess of the minimum statutory undistributed	(333,151)						(333,151)									(333,151)
Destination of net income proposed to the shareholders
Legal reserve					318,142			(318,142)
Tax incentives reserve						1,138,728		(1,138,728)
Investments and working capital reserve							3,403,240	(3,403,240)
Dividend - adjustment in excess of the minimum statutory undistributed							174,952	(174,952)
Dividends/interest on capital	(2,466,503)							(2,466,503)							(20,192)	(2,486,695)
Balance at end of year at Dec. 31, 2023	49,058,959	20,215,343	11,597	(150,182)	2,528,673	2,914,226	20,471,931		(2,904,670)	(8,831,146)	(11,951)	14,504,471	176,612	134,055	179,904	49,238,863
Net income for the year	4,566,317							4,566,317							32,745	4,599,062
Other comprehensive income (loss) recognized in the year	7,030,074									(558,529)	(783)	7,550,628	38,758		43,758	7,073,832
Total comprehensive income (loss) recognized in the year	11,596,391							4,566,317		(558,529)	(783)	7,550,628	38,758		76,503	11,672,894
Increase in capital through capitalization of Retained earnings		4,057,882					(4,057,882)
Effects of the share buyback program	(1,194,726)			(1,194,726)												(1,194,726)
Long-term incentive plan cost recognized in the year	62,553													62,553	69	62,622
Long-term incentive plan exercised during the year	61,450			62,005			(555)								(105)	61,345
Effect of interest changes in subsidiaries															(4,306)	(4,306)
Cancellation of treasury stocks				548,625			(548,625)
Dividend in excess of the minimum statutory undistributed	(175,233)						(175,233)									(175,233)
Destination of net income proposed to the shareholders
Legal reserve					228,316			(228,316)
Investments and working capital reserve							2,673,921	(2,673,921)
Dividend - adjustment in excess of the minimum statutory undistributed							203,445	(203,445)
Dividends/interest on capital	(1,460,635)							(1,460,635)							(27,038)	(1,487,673)
Balance at end of year at Dec. 31, 2024	57,948,759	24,273,225	11,597	(734,278)	2,756,989	2,914,226	18,567,002		(2,904,670)	(9,389,675)	(12,734)	22,055,099	215,370	196,608	225,027	58,173,786
Net income for the year	1,387,020							1,387,020							31,418	1,418,438
Other comprehensive income (loss) recognized in the year	(3,454,067)									246,696		(3,752,603)	51,840		(4,858)	(3,458,925)
Total comprehensive income (loss) recognized in the year	(2,067,047)							1,387,020		246,696		(3,752,603)	51,840		26,560	(2,040,487)
Effects of the share buyback program	(1,169,314)			(1,169,314)												(1,169,314)
Long-term incentive plan cost recognized in the year	60,206													60,206	(7)	60,199
Long-term incentive plan exercised during the year	51,019			53,278			(2,259)								10	51,029
Effect of interest changes in subsidiaries															(2,772)	(2,772)
Cancellation of treasury stocks				1,330,247			(1,330,247)
Dividend in excess of the minimum statutory undistributed	(203,272)						(203,272)									(203,272)
Destination of net income proposed to the shareholders
Legal reserve					69,351			(69,351)
Investments and working capital reserve							85,197	(85,197)
Dividend - adjustment in excess of the minimum statutory undistributed							197,514	(197,514)
Dividends/interest on capital	(1,034,958)							R$ (1,034,958)							(35,722)	(1,070,680)
Balance at end of year at Dec. 31, 2025	R$ 53,585,393	R$ 24,273,225	R$ 11,597	R$ (520,067)	R$ 2,826,340	R$ 2,914,226	R$ 17,313,935		R$ (2,904,670)	R$ (9,142,979)	R$ (12,734)	R$ 18,302,496	R$ 267,210	R$ 256,814	R$ 213,096	R$ 53,798,489